MEDIFOCUS, INC. - Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Cash flows from operating activities:
Net loss	$ (1,569,717)	$ (4,961,549)	$ (5,971,470)
Adjustments to reconcile net loss to net cash provided used in operating activities:
Accretion of deferred financing costs and debt discount	600,862	795,080	712,841
Depreciation and amortization	362,716	360,355	360,886
Gain on sale of consoles	(175,491)
Stock-based compensation		183,410
Loss on change in fair value of contingent consideration	83,189	154,137	280,296
(Gain) loss from equity method investment		(100,000)	55,735
(Gain) loss from (recovery) write-off of harmonized sales tax receivable	(202,107)	208,138
Loss on impairment of long-lived assets		99,020
Provision (recovery) for bad debts and warranties	(53,006)	17,678	71,367
Recognition of accumulated foreign currency translation adjustments			203,553
Loss on fixed asset disposal	22,264		4,374
Changes in operating assets and liabilities:
(Increase) decrease in accounts receivable	(126,466)	165,655	844,589
(Increase) decrease in inventory	(45,199)	17,050	439,159
(Increase) decrease in other assets	(52,475)	24,586	(7,250)
(Increase) decrease in deposits		(50,000)	20,977
(Decrease) increase in accounts payable	(521,696)	257,495	(409,730)
Increase in accrued expenses	239,323	373,035	193,050
Increase in accrued interest	715,369	518,584	380,383
Net Cash used in Operating Activities	(722,434)	(1,937,326)	(2,821,240)
INVESTING ACTIVITIES:
Sales of consoles	209,000
Purchase of fixed assets	(3,597)	(63,993)	(44,653)
Sale of (investment in) equity method investments		100,000
Net Cash (used in) provided by investing activities	205,403	36,007	(44,653)
FINANCING ACTIVITIES:
Proceeds from the issuance of common shares, net of issuance costs		713,000	1,444,274
Proceeds for common shares issuable			1,561,000
Proceeds from notes payable	500,000
Principal repayments on note payable			(178,488)
Net cash provided by financing activities	500,000	713,000	2,826,786
Effect of exchange rate changes on cash and cash equivalents	(26,621)	(10,214)	59,077
DECREASE IN CASH AND CASH EQUIVALENTS	(43,652)	(1,198,533)	19,970
Cash and cash equivalents at beginning of period	113,946	1,312,479	1,292,509
Cash and cash equivalents at end of period	70,294	113,946	1,312,479
Cash paid for interest	$ 7,092	$ 120,000	$ 185,964
NON CASH FINANCING ACTIVITIES
Issuance of common shares issuable		1,561,000
Warrant modification		$ 725,458
Accrued expense settled with common shares		140,452
Reclassification of assets		$ 91,256